Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Purchase

In order to reduce purchase costs and enhance purchasing power, the Company purchases the main raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) during six months ended June 30, 2026. The Company’s Chief Executive Officer, Xingxiu Hua, holds 30% of the outstanding equity of Yongliansen

For the six months ended June 30, 2026 and 2025, RLHK purchased rubber products from Yongliansen in the total amount of $5,815,774 and $Nil, respectively.

For the three months ended June 30, 2026 and 2025, RLHK purchased rubber products from Yongliansen in the total amount of $2,836,195 and $Nil, respectively.

On November 3, 2025, the Company entered into a tripartite payment direction, settlement acknowledgement and waiver agreement, pursuant to which a portion of the amounts payable to Yongliansen was settled through a direct payment by RLHK’s designated party, Shanghai Xinsen, which had received proceeds from product sales made by RLHK. As a result, accounts payable to Yongliansen in the amount of $3,809,179 were offset against accounts receivable from Shanghai Xinsen for the six months ended June 30, 2026. As of June 30, 2026 and December 31, 2025, RLHK had accounts payable to Yongliansen of $4,505,382 and $2,498,787, respectively.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Shanghai Huaxin (“Customer D”) as our distributors. The Company’s President, Ms. Xingxiu Hua, holds 15% ownership of Shanghai Xinsen, which is a rubber product trading expert with 20 years of experience in the auto parts market.

For the six months ended June 30, 2026 and 2025, RLHK had indirect sales through Shanghai Xinsen that were sold to one certified first-tier supplier of the Auto Manufacturers $Nil and $Nil respectively. For the three months ended June 30, 2026 and 2025, RLHK had indirect sales through Shanghai Xinsen that were sold to one certified first-tier supplier of the Auto Manufacturers $Nil and $Nil respectively. As of June 30, 2026 the accounts receivable due to Shanghai Xinsen were $Nil. As of December 31, 2025, the accounts receivable due from Shanghai Xinsen were $788,834, arising from normal business transactions.

For the six months ended June 30, 2026 and 2025, RLHK had indirect sales through Shanghai Huaxin that were sold to one certified first-tier supplier of the Auto Manufacturers $6,038,954 and $Nil respectively. For the three months ended June 30, 2026 and 2025, RLHK had indirect sales through Shanghai Huaxin that were sold to one certified first-tier supplier of the Auto Manufacturers $2,774,030 and $Nil respectively. As of June 30, 2026 and December 31, 2025, the accounts receivable due from Shanghai Huaxin were $8,545,150 and $2,506,196 respectively, arising from normal business transactions.

Disposal of subsidiary

On November 20, 2025, the Company entered into a Share Purchase Agreement with Yongliansen, pursuant to which the Company sold all of its equity interests in RLSP for total consideration of $3.0 million, payable in three installment payments of $1.0 million each, with payments due on or before June 2027, June 2028, and June 2029, respectively.

In accordance with ASC 835-30, Interest—Imputation of Interest, the Company evaluated the long-term receivable arising from the installment arrangement and initially recorded such receivable at its present value. As of June 30, 2026 and December 31, 2025, the Company had a long-term accounts receivable balance of $2,828,938 and $2,787,131 due from Yongliansen, measured using an incremental borrowing rate of 3.0%

Others

As of June 30, 2026 and December 31, 2025, our CEO Mrs. Xingxiu Hua and CFO Mr. Hua Wang funded the Company and RLHK in the total amounts of $3,289,091 and $3,174,291 for their daily operations, respectively. The payable amounts bear no interest and are due on demand.

Note 3 – Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance the purchase power, the Company purchases the main raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) during the year ended December 31, 2025. The Company’s Chief Executive Officer, Xingxiu Hua, holds 30% of the outstanding equity of Yongliansen

For the years ended December 31, 2025 and 2024, RLHK purchased rubber products from Yongliansen in the total amount of $4,109,128 and $Nil, respectively.

On November 3, 2025, the Company entered into a tripartite payment direction, settlement acknowledgement and waiver agreement, pursuant to which a portion of the amounts payable to Yongliansen was settled through a direct payment by RLHK’s designated party, Shanghai Xinsen, which had received proceeds from product sales made by RLHK. As a result, accounts payable to Yongliansen in the amount of $1,643,377 were offset against accounts receivable from Shanghai Xinsen. As of December 31, 2025 and 2024, RLHK had accounts payable to Yongliansen of $2,498,787 and nil, respectively.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Shanghai Huaxin (“Customer D”) as our distributors. The Company’s President, Ms. Xingxiu Hua, holds 15% ownership of Shanghai Xinsen, which is a rubber product trading expert with 20 years of experience in the auto parts market.

For the years ended December 31, 2025 and 2024, RLHK had indirect sales through Shanghai Xinsen that were sold to onecertified first-tier supplierof the Auto Manufacturers $2,398,185 and $Nil respectively. As of December 31, 2025 and 2024, the accounts receivable due from Shanghai Xinsen were $788,834 and $Nil respectively, arising from normal business transactions.

For the years ended December 31, 2025 and 2024, RLHK had indirect sales through Shanghai Huaxin that were sold to onecertified first-tier supplier of the Auto Manufacturers $2,506,196 and $Nil respectively.

Disposal of subsidiary

On November 20, 2025, the Company entered into a Share Purchase Agreement with Yongliansen, pursuant to which the Company sold all of its equity interests in RLSP for total consideration of $3.0 million, payable in three installment payments of $1.0 million each, with payments due on or before June 2027, June 2028, and June 2029, respectively.

In accordance with ASC 835-30, Interest—Imputation of Interest, the Company evaluated the long-term receivable arising from the installment arrangement and initially recorded such receivable at its present value. As of December 31, 2025, the Company had a long-term accounts receivable balance of $2,787,131 due from Yongliansen, measured using an incremental borrowing rate of 3.0%

Others

As RLHK has not yet completed its bank account opening procedures, the Company has not been able to remit its capital contribution to RLHK. For the year ended December 31, 2025, the Company’s Chief Executive Officer, Ms. Xingxiu Hua, advanced $2,362 to RLHK to cover new company registration costs and statutory levies.

As of December 31, 2025 and 2024, our CEO Mrs. Xingxiu Hua and CFO Mr. Hua Wang funded the Company and RLHK in the total amounts of $3,174,291 and $3,023,625 for its daily operation, respectively. The payable amounts bear no interest rate and due on demand.